Leases and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information Related to Leases
The components of lease expense are as follows:

Year ended December 31,	2024	2023	2022
Operating lease cost	$22.8	$26.0	$36.7
Finance lease cost
Amortization of right-of-use assets	0.1	0.2	1.2
Total finance lease cost	0.1	0.2	1.2
Short-term lease costs	0.5	0.7	0.7
Variable lease cost	12.7	10.3	11.6
Sublease income	(0.5)	(1.1)	(1.8)
Total lease cost	$35.6	$36.1	$48.4
Supplemental cash flow information related to leases is as follows:

Years ended December 31,	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases included in operating activities	$26.2	$31.5	$41.0
Cash payments for finance leases included in financing activities	0.1	0.2	1.4
ROU assets obtained in exchange for lease obligations are as follows:

Years ended December 31,	2024	2023
Operating leases	$21.3	$14.7

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases is as follows:

As of December 31,	2024	2023
Operating Leases
Operating lease right-of-use assets	$38.4	$35.4
Other accrued liabilities	15.0	19.1
Long-term operating lease liabilities	28.9	25.6
Total operating lease liabilities	$43.9	$44.7

Finance Leases
Outsourcing assets, net	$—	$0.1
Current maturities of long-term debt	0.5	0.3
Long-term debt	2.3	—
Total finance lease liabilities	$2.8	$0.3

Weighted-Average Remaining Lease Term (in years)
Operating leases	3.9	3.5
Finance leases	4.6	0.5

Weighted-Average Discount Rate
Operating leases	9.1%	8.3%
Finance leases	6.1%	5.2%

Schedule of Maturities of Operating Lease Liabilities
Maturities of lease liabilities as of December 31, 2024 are as follows:

Year	Finance Leases	Operating Leases
2025	$0.5	$19.2
2026	0.6	14.8
2027	0.6	8.3
2028	0.7	5.9
2029	0.4	5.0
Thereafter	—	6.2
Total lease payments	2.8	59.4
Less imputed interest	—	15.5
Total	$2.8	$43.9

Schedule of Maturities of Finance Lease Liabilities
Maturities of lease liabilities as of December 31, 2024 are as follows:

Year	Finance Leases	Operating Leases
2025	$0.5	$19.2
2026	0.6	14.8
2027	0.6	8.3
2028	0.7	5.9
2029	0.4	5.0
Thereafter	—	6.2
Total lease payments	2.8	59.4
Less imputed interest	—	15.5
Total	$2.8	$43.9

Schedule of Receivables Under Sales-Type Leases Before Allowance for Unearned Income	As of December 31, 2024, receivables under sales-type leases before the allowance for unearned income were collectible as follows:

Year
2025	$4.9
2026	8.3
2027	1.4
2028	0.1
Total	$14.7